UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F


					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	6-30-00

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Whitman Capital, Inc.
Address:	525 University Avenue, Suite 701, Palo Alto, CA  94301

Form 13F File Number:	28-05273

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Douglas F. Whitman
Title:	President
Phone:	(650) 325-9700

Signature, Place and Date of Signing:

	/s/ Douglas F. Whitman		Palo Alto, CA			8-04-2000
	Douglas F. Whitman			[City, State]			[Date]

Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			-0-

Form 13F Information Table Entry Total:		18

Form 13F Information Table Value Total:		269,475


List of Other Included Managers:

NONE

Form 13F INFORMATION TABLE

NAME OF ISSUER               TITLE OFCUSIP     VALUE SHARES  SH/ PUT/ INV.    OTHER       VOTING
                             CLASS             X 1000        PRN CALL DISC.   MGRS.       SOLE    SHARED  NONE
GALILEO TECHNOLOGY LTD       COM     M47298100   6779  315300 SH     SOLE                6779
FLEXTRONICS INTL LTD         COM     Y2573F102  22268  324200 SH     SOLE               22268
A D C TELECOMMUNICATIONS     COM         886101  3884   46311 SH     SOLE                3884
ACT MFG INC                  COM         973107 11480  247214 SH     SOLE               11480
BROOKTROUT INC               COM      114580103  9253  424200 SH     SOLE                9253
CISCO SYS INC                COM     17275R102  28432  447300 SH     SOLE               28432
CITRIX SYS INC               COM      177376100 10056  531000 SH     SOLE               10056
DSP GROUP INC                COM     23332B106  26023  464700 SH     SOLE               26023
EXODUS COMMUNICATIONS INC    COM      302088109 25592  555600 SH     SOLE               25592
MACROMEDIA INC               COM      556100105  7242   74900 SH     SOLE                7242
POLYCOM INC                  COM     73172K104  38511  409282 SH     SOLE               38511
PUMA TECHNOLOGY INC          COM      745887109   215    8000 SH     SOLE                 215
QLOGIC CORP                  COM      747277101 32450  491200 SH     SOLE               32450
RSA SEC INC                  COM      749719100 24854  358900 SH     SOLE               24854
SNOWBALL COM INC             COM     83335R102   1279  262400 SH     SOLE                1279
TELCOM SEMICONDUCTOR INC     COM     87921P107   4219  104500 SH     SOLE                4219
3COM CORP                    COM      885535104 12937  224500 SH     SOLE               12937
VERITAS SOFTWARE CO          COM      923436109  4001   35400 SH     SOLE                4001



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